Supplementary Information On Oil And Gas Activities (Unaudited)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Supplementary Information On Oil And Gas Activities (Unaudited)
Note 36. SUPPLEMENTARY INFORMATION ON OIL AND GAS ACTIVITIES (UNAUDITED)
The following information on oil and gas activities was prepared according to the method established in ASC No. 932 “Extractive Activities – Oil & gas”, amended by ASU 2010—03 “Oil and Gas Reserve Estimation and Disclosure,” published by the Financial Accounting Standard Board (“FASB”) in January 2010 to align current estimation and disclosure requirements with the requirements in the final rules and interpretations issued by the Security and Exchange Commission (“SEC”), published on December 31, 2008. This information includes the Company’s oil and gas production activities in Argentina and Mexico.
Costs incurred
The following table shows capitalized costs and expenses incurred in the years ended December 31, 2021, 2020 and 2019. The acquisition of properties includes the costs incurred to acquire proved or unproved oil and gas properties. Exploration costs include the costs required to retain undeveloped properties, seismic acquisition costs, seismic data interpretation, geologic modelling, costs of drilling exploration wells and drilled well testing. Development costs include drilling costs and equipment for development wells, the construction of facilities for hydrocarbon extraction, treatment and storage and all the costs needed to maintain facilities for existing developed reserves.

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Acquisition of properties
Proved	—	—	—	—	—	—
Unproved	(69,693)	—	—	—	—	278

Total acquisition of properties	(69,693)	—	—	—	—	278

Exploration	—	(561)	—	(646)	(9)	(667)
Development	(280,686)	(13,475)	(186,030)	(2,031)	(146,935)	(601)

Total costs incurred	(350,379)	(14,036)	(186,030)	(2,677)	(146,944)	(990)

VISTA incurred no costs in entities recognized under the equity method during the aforementioned periods.
Capitalized cost
The following table shows capitalized costs during the years ended December 31, 2021, 2020, and 2019, for proved and unproved oil and gas reserves, and accumulated depreciation:

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Proved properties (1)
Machinery, facilities, software licenses and other	37,519	476	34,407	485	29,757	40
Oil and gas properties and wells	1,614,708	34,698	1,258,223	—	1,040,250	—
Works in progress	84,978	6,267	76,924	2,632	74,924	601
Unproved properties			—	15,359	—	29,403

Gross capitalized costs	1,737,205	41,441	1,369,554	18,476	1,144,931	30,044
Cumulative depreciation	(549,885)	(281)	(364,964)	(94)	(222,847)	(3)

Total net capitalized costs	1,187,320	41,160	1,004,590	18,382	922,084	30,041

(1)	Including capitalized amounts related to well plugging and abandonment and impairment loss/reversal.
VISTA incurred no costs in entities recognized under the equity method during the aforementioned periods.
Results of operations
The following breakdown of results of operations summarizes income and expenses directly related to oil and gas production for the years ended December 31, 2021, 2020 and 2019. Income tax for these periods was calculated using statutory tax rates.

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Revenue from contracts with customers	652,187	273,938	415,976

Total revenue	652,187	273,938	415,976
Production costs excluding depreciation
Operating costs	(107,123)	(88,018)	(114,431)
Royalties	(86,241)	(38,908)	(61,008)

Total production costs	(193,364)	(126,926)	(175,439)
Exploration expenses	(561)	(646)	(676)
Discount for well plugging and abandonment liabilities	(2,546)	(2,584)	(1,723)
Reversal / Impairment of long-lived assets	14,044	(14,438)	—
Depreciation, depletion and amortization	(191,313)	(147,674)	(153,001)

Operating (loss) before income tax	278,447	(18,330)	85,137
Income tax	(83,534)	5,499	(25,541)

Oil and gas operating (loss)	194,913	(12,831)	59,596
VISTA incurred no costs in entities recognized under the equity method during the aforementioned periods.
Estimated oil and gas reserves
Proved reserves as of December 31, 2021, 2020, and 2019, are net reserves attributable to Vista audited by DeGolyer and MacNaughton for the assets located in Argentina, and Netherland Sewell & Associates for the assets located in Mexico.
Proved oil and gas reserves are the quantities of oil and gas which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible, from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. In some cases, substantial investments may be required in related wells and facilities to recover proved reserves.

The Company considers that its remaining estimated volumes of oil and gas proved recoverable reserves are fair and that these estimates were prepared according to SEC regulations and ASC 932, as amended. Consequently, crude oil prices used in determining proved reserves were the average price during the 12 months prior to the end date of December 31, 2021, 2020, and 2019, respectively, determined as an unweighted average of the first day of the month for each month within these periods. Moreover, since there are no natural gas prices available in the benchmark market in Argentina, VISTA used the average gas prices for the year to determine gas reserves. In addition, for certain gas volumes, Vista will obtain an incentive price subsidized by the Argentine government through Plan Gas IV. A weighted average price is estimated for certain areas per subsidized and unsubsidized volume.
The independent audits carried out by DeGolyer and MacNaughton, and Netherland Sewell & Associates covered all the estimated reserves located in the areas operated and not operated by the Company in Argentina and Mexico, respectively. DeGolyer and MacNaughton, and Netherland Sewell & Associates audited the proved estimates of oil and natural gas reserves according to Rule
4-10
of Regulation
S-X
issued by the SEC, and according to the provisions for disclosing oil and gas reserves under FASB ASC Topic 932. We provided DeGolyer and MacNaughton, and Netherland Sewell & Associates with all the information requested during the audit processes. In Argentina royalties paid to the provinces have not been deducted from reported proved reserves. Gas includes gas sale and consumption.
The volumes of liquid hydrocarbons represent crude oil, condensate, gasoline and LNG to be recovered in field separation and plant processing and are reported in million barrels (“MMBbl”) The volumes of natural gas represent expected gas sales and the use of fuel in the field and are reported in billion cubic feet (“Bcf”) (10
9
) in standard conditions of 14.7 psia and 60°F. Gas volumes arise from the separation and processing in the field, which are reduced by injection, venting and shrinkage, and include the volume of gas consumed in the field for production. Natural gas reserves were converted into liquid equivalent using the conversion factor of 5.615 cubic feet of natural gas per 1 barrel of liquid equivalent.

The following tables show proved oil reserves, net (including crude oil, condensate oil and LNG) and natural gas reserves, net, as of December 31, 2021, and 2020, according to VISTA’s interest percentage in the related concessions:
Proved reserves as of December 31, 2019

Argentina	Crude oil (1)	Natural Gas	Natural Gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	30.2	108.0	19.2
Proved undeveloped	40.6	64.0	11.4

Total proved reserves	70.8	172.0	30.6

Mexico	Crude oil (1)	Natural Gas	Natural Gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.1	0.7	0.2
Proved undeveloped	0.1	0.1	0.0

Total proved reserves	0.2	0.8	0.2
Proved reserves as of December 31, 2020

Argentina	Crude oil (1)	Natural Gas	Natural Gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	37.6	86.1	15.3
Proved undeveloped	61.8	73.9	13.1

Total proved reserves	99.4	160.0	28.4

Mexico	Crude oil (1)	Natural Gas	Natural Gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.2	0.7	0.1
Proved undeveloped	0.0	0.0	0.0

Total proved reserves	0.2	0.7	0.1
Proved reserves as of December 31, 2021

Argentina	Crude oil (1)	Natural Gas	Natural Gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	48.2	90.8	16.2
Proved undeveloped	95.1	99.4	17.7

Total proved reserves	143.3	190.2	33.9

Mexico	Crude oil (1)	Natural Gas	Natural Gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.3	0.2	0.0
Proved undeveloped	3.0	6.0	1.1

Total proved reserves	3.3	6.2	1.1

(1)	It refers to crude oil, condensate, and LNG.
The following table shows the reconciliation of the Company’s reserve data between December 31, 2018 and December 31,2019:

	Crude oil (4)	Natural Gas (5)	Natural Gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2018	34.2	131.6	23.4
Increase (decrease) attributable to:
Review of prior estimates (1)	2.4	17.8	3.2
Extension and discoveries (2)	41.0	43.0	7.6
Production for the year (3)	(6.8)	(20.4)	(3.6)

Reserves as of December 31,2019	70.8	172.0	30.6

(1)
Revision of previous estimates material increments were related to well performance in the following concessions: Entre Lomas (+0.9 MMbbl and +11.6 Bcf), Acambuco (+1.0 Bcf), Bajada del Palo Este (+0.2 MMbbl and +1.0 Bcf) and Jagüel de los Machos (+1.0 MMbbl and +1.3 Bcf). Additionally, there was an addition of 0.3 MMbbl and 0.6 Bcf in the Coirón Amargo Sur Oeste concession related to a change in well design, an addition of 1.6 MMbbl and 2.3 Bcf related to the Bajada del Palo Oeste shale oil project due to well performance of the first
4-well
pad, and an addition of 3.0 Bcf related to gas projects in the Bajada del Palo Oeste conventional block. The abovementioned increments were partially offset by higher declines related to well performance in the following concessions: 25 de mayo – Medanito
(-0.5
MMbbl and
-1.0
Bcf), Charco del Palenque
(-0.2
MMbbl and
-0.2
Bcf), Coirón Amargo Norte
(-0.1
MMbbl and
-0.1
Bcf) and the Bajada del Palo Oeste conventional block
(-0.8
MMbbl). Additionally, 1.7 Bcf corresponding to the Jarilla Quemada block were removed from proven reserves due to lower commodity prices.

(2)
The material increments of 41.2 MMbbl and 43.8 Bcf in proved reserves is related to the Vaca Muerta shale oil development in the Bajada del Palo Oeste concession. Proved developed reserves increased 3.4 MMbbl and 3.5 Bcf, due to the tie-in
of a second
4-well
pad that was not previously booked as proved undeveloped reserves. Proved undeveloped reserves for the same project increased 37.6 MMbbl and 39.5 Bcf, corresponding to eleven
4-well
pads (44 new well locations). Additionally, 0.2 MMbbl and 0.8 Bcf correspond to the operation in Mexico.

(3)	Considers Vista Argentina production at WI, except for Aguila Mora production (oil production of 35 bbl./d).
(4)	It refers to crude oil, condensate, and LNG.
(5)	Natural gas consumption represented 14.1% of consumption plus natural gas sale reported reserves volumes as of December 31, 2019.

	Crude oil	Natural Gas	Natural Gas
Mexico	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2018	—	—	—
Increase (decrease) attributable to:
Extension and discoveries	0.2	0.8	0.2

Reserves as of December 31,2019	0.2	0.8	0.2

The following table shows the reconciliation of the Company’s reserves data between December 31, 2019 and December 31,2020:

	Crude oil (1)	Natural Gas (6)	Natural Gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2019	70.8	172.0	30.6
Increase (decrease) attributable to:
Review of prior estimates (2)	4.4	(25.1)	(4.6)
Extensions and discoveries (3)	30.8	27.9	5.0
Purchases of onsite proved reserves (4)	0.3	0.6	0.1
Production for the year (5)	(6.9)	(15.4)	(2.7)

Reserves as of December 31, 2020	99.4	160.0	28.4

(1)	It refers to crude oil, condensate, and LNG.
(2)
The conversion of proved undeveloped reserves to prove developed reserves is related to the start of production of the two pads (eight wells) classified as proved undeveloped reserves targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.

The performance revisions of proved developed crude oil and condensate reserves are related to an increased performance above the type curve of two pads (eight wells) drilled in 2020 targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession (+2.1 MMbbl); the increased performance of conventional reservoirs in Bajada del Palo Oeste concession (+1.1 MMbbl); the extension of the economic life of conventional reservoirs in Bajada del Palo Oeste concession due to the development of Vaca Muerta unconventional reservoir in the concession (+0.9 MMbbl), and the effect of an increased performance in other concessions (+0.3 MMbbl).

The revisions of proved developed natural gas reserves are related to a lower performance of the gas wells in ELo Río Negro concess ion
(-15.5
Bcf) and a lower performance of the gas wells of the conventional reservoirs in Bajada del Palo Oeste concession
(-6.0
Bcf), which were partly offset by an extension in the economic life of conventional reservoirs in Bajada del Palo Oeste concession due to the development of the unconventional reservoir in Vaca Muerta (+4.1 Bcf). The performance revisions of undeveloped proved reserves are related to a greater standard well for the unconventional development of Vaca Muerta in Bajada del Palo Oeste concession due to the increased performance of two pads (eight wells) which production started in 2020 (+2.0 Bcf), and the effect of greater performance of the other areas (+1.6 Bcf).
Performance revisions of undeveloped proved reserves in Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession are related to increased performance of the standard well as compared to the pads drilled in 2020 for (+1.1 MMbbl). Other undeveloped proved reserves were revised due to the removal in the development plan of three well locations targeting Lotena conventional formation in Bajada del Palo Oeste concession
(-8.3
Bcf); four wells in Charco del Palenque
(-0.4
MMbbl and
-0.5
Bcf); four wells in ELo Río Negro
(-0.3
MMbbl and
-3.0
Bcf); a well in Jagüel de los Machos
(-0.1
MMbbl and
-0.1
Bcf), and three wells in 25 de Mayo-Medanito SE
(-0.3
MMbbl and
-0.1
Bcf).

(3)
The extensions are related to the addition of proved developed acreage related to the drilling of an unproved pad (four wells) targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.

These extensions are related to 7 additional pads (26 wells) classified as proved undeveloped due to the successful preformation in Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.

(4)	Purchases related to the acquisition of additional interests in Coirón Amargo Norte concession (from 55.0% to 96.8%).
(5)	Considering Vista Argentina’s production.
(6)	Natural gas consumption stood at 13.5% as of December 31, 2020.

Mexico	Crude oil (1)	Natural Gas	Natural Gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)

Proved reserves (developed and undeveloped)
Reserves as of December 31, 2019	0.2	0.8	0.1
Increase (decrease) attributable to:
Review of prior estimates (2)	—	0.1	—
Production for the year (3)	—	(0.2)	—

Reserves as of December 31, 2020	0.2	0.7	0.1

(1)	It refers to crude oil, condensate, and LNG.
(2)
The performance revisions of proved developed oil and condensate reserves are related to an enhanced performance of
CS-01
and
A-10
areas. The performance revisions of proved developed natural gas reserves are related to an enhanced performance of
CS-01
area.

(3)	Considering Vista Holding II’s output.
The following table shows the reconciliation of the Company’s reserve data between December 31, 2020, and December 31, 2021:

	Crude oil (1)	Natural Gas (6)	Natural Gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2020	99.4	160.0	28.4
Increase (decrease) attributable to:
Review of prior estimates (2)	3.8	(5.4)	(0.9)
Extensions and discoveries (3)	53.5	53.7	9.6
Purchases of onsite proved reserves (4)	(2.2)	(1.9)	(0.3)
Production for the year (5)	(11.2)	(16.2)	(2.9)

Reserves as of December 31, 2021	143.3	190.2	33.9
(1)	It refers to crude oil, condensate, and LNG.
(2)
The changes due to revisions of prior estimates of total proved oil reserves (+3.8 MMbbl) are mainly related to an extension of the economic cap applicable to the different concessions (+3.3 MMbbl) due to increased prices of liquid hydrocarbon (from USD 41.97 per barrel to USD 54.99 per barrel of condensate and C5+, and from USD 19.16 per barrel to USD 26.87 per barrel of LPG) and an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.6 MMbbl), partly offset by a lower performance of the base production of Bajada del Palo Oeste
(-0.6
MMbbl),
25
de Mayo-Medanito
(-0.6
MMbbl), ELo Río Negro
(-0.5
MMbbl) and Coirón Amargo Norte
(-0.4
MMbbl) conventional wells.

The changes due to revisions of prior estimates of proved natural gas reserves
(-5.4
bcf) are mainly related to the revision of the type curve of proved undeveloped reserves in Lotena formation
(-4.9
Bcf) after profit (loss) from drilling wells in
2021
; a lower performance of Borde Montuoso conventional wells in Bajada del Palo Oeste
(-4.0
Bcf); of Charco Bayo gas wells in ELo Río Negro
(-2.3
Bcf) concession; the lower performance of the new dry gas well drilled in
2021
in Bajada del Palo Oeste concession
(-1.8
bcf), and a change in the development plan in gas reservoirs in conventional fields
(-1.1
bcf), partly offset by an enhanced performance of Bajada del Palo Oeste unconventional wells (+
2.9
Bcf) and an extension of the economic cap applicable to the different concessions (+
5.8
bcf) due to higher commercial gas prices (from USD
2.81
per cubic feet to USD
3.92
per cubic feet).
(3)
The changes in total proved reserves due to the extension and discovery of oil (+53.5 MMbbl) and natural gas (+53.7 bcf) are mainly related to the extension of proved undeveloped acreage thanks to the addition of 11 (eleven) pads (44 wells) classified as proved undeveloped due to the successful drilling in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession (46.2 MMbbl and 46.5 bcf) and to the extension of proved developed acreage related to the drilling of 2 (two) unproved pads (8 (eight) wells related to PAD 35 and PAD 44) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession under the farmout agreement with Trafigura (7.3 MMbbl and 7.2 bcf).

(4)
The changes due to purchases/sales of oil
(-2.2
MMbbl) and natural gas
(-1.9
bcf) reserves are related to the sale of the interest (10%) in CASO
(-1.4
MMbbl of oil and
-1.0
Bcf of natural gas)
mentioned in Note 1.3, and the farmout
 agreement mentioned in
N
ote 1.2 related to PAD 12 (4 wells) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession
(-0.9
MMbbl of oil and
-0.9
Bcf of natural gas), partly offset by the acquisition of the 50% interest in Aguada Federal concession (+0.1 MMbbl of oil).

(5)	Considering Vista Argentina’s output.
(6)	Natural gas consumption stood at 12.9% as of December 31, 2021.

	Crude oil (1)	Natural Gas	Natural Gas
Mexico	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2020	0.2	0.7	0.1
Increase (decrease) attributable to:
Review of prior estimates (2)	1.5	3.0	0.5
Purchases of onsite proved reserves (3)	1.7	2.4	0.4
Production for the year (4)	(0.1)	—	—

Reserves as of December 31, 2021	3.3	6.2	1.1

(1)	It refers to crude oil, condensate, and LNG.
(2)	The revisions of proved developed oil, condensate and natural gas reserves are related to the development plan approved by the CNH, as well as the drilling and completion of Vernet-1001 wells.
(3)
The changes due to purchases/sales of oil (+1.7 MMbbl) and natural gas (+2.4 bcf) are mainly related to the transfer of assets in Mexico, whereby Company increased its equity to 100% in
CS-01
area (see Note 1.4).

(4)	Considering Vista Holding II’s output.
Standardized measure of future discounted cash flow (net)
The following table describes estimated future cash flows from the future production of proved developed and undeveloped reserves of crude oil, condensate, LNG and natural gas. As established by SEC Modernization of Oil and Gas Reporting rules and ASC 932 of the FASB Accounting Standards Codification (“ASC”) relating to Extractive Activities - Oil and Gas (formerly SFAS No. 69 Disclosures about Oil and Gas Producing Activities), these cash flows were estimated using the twelve-month average of the first day-of-the-month benchmark prices as adjusted for location and quality differentials and using a
10% annual discount factor. Future development and abandonment costs include estimated drilling costs, development and exploitation facilities and abandonment costs. These future development costs were estimated based on VISTA assessments. Future income tax was calculated by applying the statutory tax rates effective in Argentina in each period.
This standardized measure is not intended to be, and should not be, interpreted as an estimate of the market value of the Company’s reserves. The purpose of this information is to provide standardized data to help the users of the financial statements to compare different companies and make certain projections. This information does not include, among others, the effect of future changes in price costs and tax rates, which past experience shows that they are likely to occur, and the effect of the future cash flows of reserves that have not been classified as proved reserves yet, of a discount factor that best represents the value of money over time and of the risks inherent in oil and gas production. These future changes may have a major impact on future net cash flows disclosed below. Therefore, this information does not necessarily show the Company’s perception on future discounted cash flow, net, of the hydrocarbon reserve.

	As of December 31, 2021 (1)	As of December 31, 2020 (1)	As of December 31, 2019 (1)

Future cash flows	8,506	4,533	4,457
Future production costs	(2,638)	(1,921)	(1,927)
Future development and abandonment costs	(1,294)	(788)	(748)
Future income tax	(1,432)	(418)	(410)
Undiscounted future net cash flows	3,142	1,406	1,372
10% annual discount	(1,630)	(668)	(597)

Standardized measure of discounted future net cash flows (2)	1,512	738	775

(1)	Amounts expressed in millions of US Dollars (“MM US”).
(2)
The standardized measure of future discounted cash flow (net) is related to the estimated value of reserves in Argentina. The table does not include the estimated value of the reserves in Mexico’s areas (
24,4

MM US and 1,2
 MM US as of December 31, 2021 and 2020, respectively).

Changes in the standardized measure of future discounted cash flow (net)
The following table shows the changes in the standardized measure of future discounted cash flow, net, for the years ended December 31, 2021, 2020 and
2019:

	Year ended December 31, 2021 (1)	Year ended December 31, 2020 (1)	Year ended December 31, 2019 (1)

Standardized measure of future discounted cash flow, net, at beginning of year	738	775	608
Net changes in selling prices and production costs related to future production (2)	783	(241)	(103)
Net changes in estimated future development costs (3)	28	(231)	(525)
Net changes from revisions of workload estimates (4)	44	20	(1)
Net changes from extensions, discoveries and improvements (5)	1,006	362	306
Cumulative discount	116	118	352
Net changes from on-site purchases and sales of minerals (6)	(40)	2	—
Other			58
Sales of crude oil, LNG and natural gas produced, net of production costs	(429)	127	6
Estimated development costs previously incurred	(263)	(206)	151
Net changes in income tax (7)	(471)	12	(77)

Changes in the standardized measure of future discounted cash flow for the year	774	(37)	167

Standardized measure of future discounted cash flow at end of year	1,512	738	775

(1)	Amounts expressed in millions of US Dollars.
(2)
For the year ended December 31, 2021, mainly affected by an increase in the prices of oil, condensate, gas and LPG, which increased from US 41.97 per barrel to US 54.99 per barrel of oil, condensate and C5+; from US 19.16 per barrel to US 26.87 per barrel of LPG, and from US 2.81 per cubic feet to US 3.92 per cubic feet of commercial gas. Also, for the year ended December 31, 2020, mainly affected by a decrease in effective oil prices, which fell from 55.9 US/bbl as of December 31, 2019, to 42.0 US/bbl as of December 31, 2020, partly offset by a 13.9% reduction in average production-related costs. Additionally, for the year ended December 31, 2019, mainly driven by a decrease in prevailing oil prices from 65.4 US/bbl. by December 31, 2018 to 55.9 US/bbl. by December 2019 partially offset by a reduction in average production costs of 25.1%.

(3)
For the years ended December 31, 2021, and December 31, 2020, related to revisions of development costs in Bajada del Palo Oeste unconventional area. For the year ended December 31, 2019, due to incorporation of a development plan for unconventional developed reserves in Bajada del Palo Oeste. Due to the development plan in Charco del Palenque (addition of two new locations), Entre Lomas Río Negro (recategorization of two probable gas workovers to prove developed).

(4)
For the year ended December 31, 2021, mainly affected by the extension of the economic caps of assets due to the increase in oil, condensate, gas and LPG prices, which increased from US 41.97 per barrel to US 54.99 per barrel of oil, condensate and C5+; from US 19.16 per barrel to US 26.87 per barrel of LPG, and from US 2.81 per cubic feet to US 3.92 per cubic feet of commercial gas, partly offset by a greater decline in certain conventional gas assets. Also, for the year ended December 31, 2020, related to an enhanced performance of drilled wells in Bajada del Palo Oeste in Vaca Muerta unconventional formation above the estimated type well. Due to a decrease in proved undeveloped conventional reserves compensated by an increase in proved developed reserves from December 31, 2018 to December 31, 2019.

(5)
For the year ended December 31, 2021, mainly related to the extension of the proved area due to the addition of 44 proved undeveloped wells from the drilling activity conducted in Bajada del Palo Oeste area in Vaca Muerta formation with positive outcomes. For the year ended December 31, 2020 and 2019, due to the addition of proved reserves in unconventional Bajada del Palo Oeste, and the beginning of the development of Vaca Muerta formation in Bajada del Palo Oeste.

(6)
For the year ended December 31, 2021, related to the farmout agreement whereby Trafigura was granted a 20% interest in certain Bajada del Palo Oeste wells in Vaca Muerta formation (see note 1.2), and the sale of the 10% interest in CASO concession (see note 1.3). For the year ended December 31, 2020, related to the increase in the interest in Coirón Amargo Norte area (see Note 32). Without acquisitions for the year ended December 31, 2019

(7)
For the year ended December 31, 2021, the changes are caused by the rise in income tax due to higher revenue mainly expected from the extensions and increases in hydrocarbon prices. For the year ended December 31, 2020 and 2019, due to decreasing/increasing expected cash inflows and changes in the income rate applicable to Argentine companies (see Note 33.1).